Related Parties (Details) (USD $)	12 Months Ended						3 Months Ended						3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Open Prior to 2009 OSI/Fleming's, LLC	Dec. 31, 2012 Open Prior to 2009 Fleming's Prime Steakhouse and Wine Bar Joint Venture [Member]	Dec. 31, 2012 Opened in 2009 or later Fleming's Prime Steakhouse and Win Bar	Dec. 31, 2011 T-Bird	Dec. 31, 2012 T-Bird	Nov. 23, 2011 T-Bird	Sep. 26, 2011 T-Bird	Feb. 19, 2009 T-Bird	Dec. 31, 2012 T-Bird Minimum	Dec. 31, 2011 T-Bird Recovery of note receivable from affiliated entity	Dec. 31, 2011 T-Bird Recovery of note receivable from affiliated entity	Sep. 30, 2012 Bain Capital, Catterton and Founders	Dec. 31, 2012 Bain Capital, Catterton and Founders	Dec. 31, 2012 Bain Capital, Catterton and Founders General and administrative	Dec. 31, 2011 Bain Capital, Catterton and Founders General and administrative	Dec. 31, 2010 Bain Capital, Catterton and Founders General and administrative	Dec. 31, 2012 Former director [Member] Open Prior to 2009 AWA III Steakhouses, Inc.	Dec. 31, 2012 Former director [Member] Opened in 2009 or later AWA III Steakhouses, Inc.
Related Party Transaction [Line Items]
Principal balance plus accrued and unpaid interest										$ 33,200,000	$ 33,300,000
Litigation settlement, gross							33,300,000
Recovery of note receivable from affiliated entity	0	(33,150,000)	0										33,200,000	33,200,000
Development period, franchisee									20 years
Trailing period, purchase price calculation, franchisee								12 months
Purchase price multiple, put right								75.00%
Franchisee ownership interest, minimum sale percentage to waive right of first refusal												75.00%
Management agreement, extension periods																1 year
Management fee, amount owed per agreement																9,100,000
Termination fee paid to Management Company as a result of completion of IPO															8,000,000
Management, termination and other fees, amount paid																	13,800,000
Management fee, amount paid																		$ 9,400,000	$ 11,600,000
Noncontrolling interest, ownership percentage by parent				89.62%		7.88%
Noncontrolling interest, ownership percentage by noncontrolling owners					7.88%															2.50%	2.50%